Employee Benefits Plan - Summary of Major Categories of Plan Assets for Funded Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [Line Items]
Equities	$ 771	$ 641
Bonds	1,852	1,578
Property	2	3
Insurance	38	37
Derivatives	266	221
Cash and cash equivalents	352	248
Other	7	10
Total	3,428	2,857
U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	194	151
U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	6	6
All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	571	484
Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	899	794
Corporate Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	149	130
Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	56	2
Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	554	515
Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	14	11
Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	180	126
Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	140	119
Multi-Asset [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	7
Multi-Asset [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	133	119
Quoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	242	193
Bonds	276	256
Property	2	3
Derivatives		1
Cash and cash equivalents	11	14
Other	1	2
Total	539	469
Quoted Plan Assets [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	144	113
Quoted Plan Assets [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	6	6
Quoted Plan Assets [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	92	74
Quoted Plan Assets [Member] | Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	201	181
Quoted Plan Assets [Member] | Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	2	2
Quoted Plan Assets [Member] | Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	2	2
Quoted Plan Assets [Member] | Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	3
Quoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	68	71
Quoted Plan Assets [Member] | Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	7
Quoted Plan Assets [Member] | Multi-Asset [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	7
Unquoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	529	448
Bonds	1,576	1,322
Insurance	38	37
Derivatives	266	220
Cash and cash equivalents	341	234
Other	6	8
Total	2,889	2,388
Unquoted Plan Assets [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	50	38
Unquoted Plan Assets [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	479	410
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	698	613
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	149	130
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	54
Unquoted Plan Assets [Member] | Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	552	513
Unquoted Plan Assets [Member] | Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	11	11
Unquoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	112	55
Unquoted Plan Assets [Member] | Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	133	119
Unquoted Plan Assets [Member] | Multi-Asset [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	$ 133	$ 119